Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.7%
BAE Systems PLC	3,793,248	$59,288,010
Melrose Industries PLC	1,653,466	12,098,900
Rolls-Royce Holdings PLC(a)	10,674,349	75,931,493
		147,318,403
Banks — 12.9%
Barclays PLC	18,240,463	61,142,066
HSBC Holdings PLC	22,848,639	212,932,738
Lloyds Banking Group PLC	76,979,101	51,898,363
NatWest Group PLC, NVS	8,860,108	45,446,547
Standard Chartered PLC	2,637,353	32,605,541
		404,025,255
Beverages — 3.0%
Coca-Cola HBC AG, Class DI	274,677	9,804,509
Diageo PLC	2,792,678	83,430,628
		93,235,137
Broadline Retail — 0.6%
Next PLC	149,873	19,248,522
Capital Markets — 4.9%
3i Group PLC	1,221,684	57,730,961
Hargreaves Lansdown PLC	450,056	6,260,244
London Stock Exchange Group PLC	600,118	86,008,150
Schroders PLC	1,028,666	4,127,837
		154,127,192
Chemicals — 0.2%
Croda International PLC	166,845	7,327,014
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	3,162,020	15,870,932
Consumer Staples Distribution & Retail — 1.8%
J Sainsbury PLC	2,250,404	7,483,866
Marks & Spencer Group PLC	1,559,791	7,603,428
Tesco PLC	8,670,081	40,441,410
		55,528,704
Diversified Consumer Services — 0.4%
Pearson PLC	757,709	11,889,138
Diversified REITs — 0.2%
Land Securities Group PLC	894,158	6,857,568
Diversified Telecommunication Services — 0.5%
BT Group PLC	8,102,722	16,433,488
Electric Utilities — 1.0%
SSE PLC	1,382,463	31,179,039
Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	475,404	16,386,746
Financial Services — 0.5%
M&G PLC	2,853,958	7,200,617
Wise PLC, Class A(a)(b)	839,254	9,428,492
		16,629,109
Food Products — 0.4%
Associated British Foods PLC	421,127	11,787,511
Health Care Equipment & Supplies — 0.4%
Smith & Nephew PLC	1,102,909	13,999,357
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(c)	122,262	2
Security	Shares	Value
Hotels, Restaurants & Leisure — 3.7%
Compass Group PLC	2,128,982	$72,946,877
Entain PLC	795,396	8,157,825
InterContinental Hotels Group PLC	201,725	25,170,086
Whitbread PLC	227,441	8,254,398
		114,529,186
Household Durables — 1.0%
Barratt Redrow PLC	1,748,727	9,523,661
Berkeley Group Holdings PLC	128,819	6,807,973
Persimmon PLC	404,478	6,479,542
Taylor Wimpey PLC	4,450,959	7,427,228
		30,238,404
Household Products — 1.7%
Reckitt Benckiser Group PLC	873,817	54,202,951
Industrial Conglomerates — 0.6%
DCC PLC	124,481	9,078,016
Smiths Group PLC	433,909	9,779,964
		18,857,980
Industrial REITs — 0.5%
Segro PLC	1,617,832	16,050,009
Insurance — 2.8%
Admiral Group PLC	329,907	10,762,983
Aviva PLC	3,384,581	20,844,318
Legal & General Group PLC	7,448,562	20,992,001
Phoenix Group Holdings PLC	893,537	5,848,271
Prudential PLC	3,426,105	28,079,308
		86,526,881
Interactive Media & Services — 0.4%
Auto Trader Group PLC(d)	1,131,801	12,089,789
Machinery — 0.3%
Spirax Group PLC	92,559	8,456,206
Media — 1.1%
Informa PLC	1,671,147	18,230,873
WPP PLC	1,352,210	14,790,566
		33,021,439
Metals & Mining — 7.0%
Anglo American PLC	1,594,838	51,213,878
Antofagasta PLC	499,514	10,829,617
Endeavour Mining PLC	233,589	4,588,215
Glencore PLC	13,015,968	63,026,030
Rio Tinto PLC	1,415,045	88,967,967
		218,625,707
Multi-Utilities — 2.8%
Centrica PLC	6,532,188	10,594,116
National Grid PLC	6,132,309	77,406,019
		88,000,135
Oil, Gas & Consumable Fuels — 11.2%
BP PLC	20,307,730	99,447,888
Shell PLC	7,786,591	250,238,218
		349,686,106
Paper & Forest Products — 0.3%
Mondi PLC, NVS	554,611	8,402,220
Personal Care Products — 7.5%
Haleon PLC	9,708,022	46,308,408
Unilever PLC	3,123,136	187,019,370
		233,327,778

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 11.4%
AstraZeneca PLC	1,945,753	$263,347,043
GSK PLC	5,202,429	88,380,450
Hikma Pharmaceuticals PLC	211,354	5,175,502
		356,902,995
Professional Services — 5.7%
Experian PLC	1,154,180	55,174,137
Intertek Group PLC	204,151	12,257,406
RELX PLC	2,339,524	110,294,783
		177,726,326
Software — 0.7%
Sage Group PLC (The)	1,262,336	21,076,033
Specialty Retail — 0.4%
JD Sports Fashion PLC	3,308,478	4,295,627
Kingfisher PLC	2,296,070	7,241,786
		11,537,413
Tobacco — 4.1%
British American Tobacco PLC	2,500,146	94,956,387
Imperial Brands PLC	1,017,720	33,285,847
		128,242,234
Trading Companies & Distributors — 2.0%
Ashtead Group PLC	548,851	43,988,172
Bunzl PLC	423,156	19,163,416
		63,151,588
Water Utilities — 0.8%
Severn Trent PLC	341,584	11,725,738
United Utilities Group PLC	862,857	12,296,757
		24,022,495
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	28,309,194	25,541,727
Total Long-Term Investments — 99.3% (Cost: $3,308,512,059)		3,102,058,719
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	4,055,742	$4,057,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	1,190,000	1,190,000
Total Short-Term Securities — 0.2% (Cost: $5,248,799)		5,247,770
Total Investments — 99.5% (Cost: $3,313,760,858)		3,107,306,489
Other Assets Less Liabilities — 0.5%		16,378,118
Net Assets — 100.0%		$3,123,684,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,916,847	$1,141,672 (a)	$—	$(12)	$(737)	$4,057,770	4,055,742	$1,486 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,690,000	—	(2,500,000)(a)	—	—	1,190,000	1,190,000	13,746	—
				$(12)	$(737)	$5,247,770		$15,232	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI United Kingdom ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	201	12/20/24	$21,257	$225,213
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,102,058,717	$2	$3,102,058,719
Short-Term Securities
Money Market Funds	5,247,770	—	—	5,247,770
	$5,247,770	$3,102,058,717	$2	$3,107,306,489
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$225,213	$—	$225,213

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares